UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  December 31,  2010

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):     [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Scoggin LLC
Address:  660 Madison Avenue, 20th Floor
          New York, NY 10021

Form  13F  File  Number:  28-04329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:      Craig Effron and Curtis Schenker
Title:     Principals
Phone:     212-355-5600

Signature,  Place,  and  Date  of  Signing:

/s/ Craig Effron          New York, NY          2/14/2011
----------------          ------------          ---------


/s/ Curtis Schenker       New York, NY          2/14/2011
-------------------       ------------          ---------
    [Signature]           [City, State]          [Date]


Report  Type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)




                                  TITLE OF         CUSIP       VALUE    SHARES    SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER                    CLASS                      (x$1000)   PRN  AMT  PRN CALL DSCRETN MANAGERS   SOLE    SHARED NONE
-------------------------------------------------- --------- -------  ----------  -------- ------ ------------------- ------ ----
ABITIBIBOWATER INC                COM NEW          003687209  26,505   1,119,772  SH       OTHER     01    1,119,772
AEROPOSTALE                       COM              007865108   8,008     325,000  CALL     OTHER     01      325,000
AIRGAS INC                        COM              009363102  17,114     274,000  CALL     OTHER     01      274,000
ALCOA INC                         COM              013817101   5,156     335,000  CALL     OTHER     01      335,000
ALERE INC                         COM              01449J105   2,379      65,000  PUT      OTHER     01       65,000
AVIS BUDGET GROUP                 COM              053774105  15,521     997,500  CALL     OTHER     01      997,500
BANK OF AMERICA CORPORATION       COM              060505104  35,751   2,680,000  CALL     OTHER     01    2,680,000
BECKMAN COULTER INC               COM              075811109  10,081     134,000  SH       OTHER     01      134,000
BECKMAN COULTER INC               COM              075811109  10,081     134,000  CALL     OTHER     01      134,000
BLACKSTONE GROUP L P              COM              09253U108   4,599     325,000  PUT      OTHER     01      325,000
CAREFUSION CORP                   COM              14170T101  38,524   1,499,000  SH       OTHER     01    1,499,000
CHEMTURA CORP                     COM NEW          163893209  11,460     717,136  SH       OTHER     01      717,136
CIT GROUP INC                     COM NEW          125581801  33,742     716,400  SH       OTHER     01      716,400
CITIGROUP INC                     COM              172967101  15,467   3,270,000  SH       OTHER     01    3,270,000
CITIZENS REPUBLIC BANCORP IN      COM              174420109     206     335,000  SH       OTHER     01      335,000
CURRENCYSHARES EURO TR EURO       SHS              23130C108  17,834     134,000  PUT      OTHER     01      134,000
DISCOVERY COMMUNICATNS NEW        COM SER C        25470F302  32,669     890,400  SH       OTHER     01      890,400
ENSCO PLC SPONSORED               ADR              29358Q109  17,498     327,800  SH       OTHER     01      327,800
FIRST SOLAR INC                   COM              336433107  25,377     195,000  PUT      OTHER     01      195,000
FLAGSTAR BANCORP INC              COM NEW          337930507   9,373   5,750,000  SH       OTHER     01    5,750,000
FORD MTR CO DEL COM PAR           COM PAR $0.01    345370860  29,391   1,750,500  PUT      OTHER     01    1,750,500
FORTUNE BRANDS INC                COM              349631101  50,008     830,000  SH       OTHER     01      830,000
FORTUNE BRANDS INC                COM              349631101  20,184     335,000  PUT      OTHER     01      335,000
GENERAL MTRS CO                   COM              37045V100  19,757     536,000  SH       OTHER     01      536,000
GENWORTH FINL INC COM             CL A             37247D106  12,812     975,000  CALL     OTHER     01      975,000
GENZYME CORP                      COM              372917104   9,754     137,000  SH       OTHER     01      137,000
GENZYME CORP                      COM              372917104   9,826     138,000  PUT      OTHER     01      138,000
GOOGLE INC                        CL A             38259P508  15,443      26,000  CALL     OTHER     01       26,000
GRAHAM PACKAGING CO INC           COM              384701108   1,304     100,000  SH       OTHER     01      100,000
GREENLIGHT CAPITAL RE LTD CLASS A CL A             G4095J109   1,206      45,000  SH       OTHER     01       45,000
HERTZ GLOBAL HOLDINGS INC         COM              42805T105   9,419     650,000  CALL     OTHER     01      650,000
HEWLETT PACKARD CO                COM              428236103  52,878   1,256,000  CALL     OTHER     01    1,256,000
HSN INC                           COM              404303109   4,263     139,100  SH       OTHER     01      139,100
JPMORGAN CHASE & CO               COM              46625H100  33,851     798,000  CALL     OTHER     01      798,000
KOHLS CORP                        COM              500255104  29,778     548,000  CALL     OTHER     01      548,000
KULICKE & SOFFA INDS INC          COM              501242101   1,352     187,751  SH       OTHER     01      187,751
LORILLARD INC                     COM              544147101 106,678   1,300,000  PUT      OTHER     01    1,300,000
LYONDELLBASELL INDUSTRIES N       SHS - A -        N53745100   1,135      33,000  SH       OTHER     01       33,000
LYONDELLBASELL INDUSTRIES N       SHS - A -        N53745100  39,560   1,150,000  CALL     OTHER     01    1,150,000
MARKET VECTORS ETF TR             JR GOLD MINERS E 57060U589   2,673      67,000  SH       OTHER     01       67,000
MASSEY ENERGY COMPANY             COM              576206106  35,946     670,000  CALL     OTHER     01      670,000
MEAD JOHNSON NUTRITION CO         COM CL A         582839106   8,093     130,000  SH       OTHER     01      130,000
MEDCO HEALTH SOLUTIONS INC        COM              58405U102  23,638     385,800  SH       OTHER     01      385,800
MICROSOFT CORP                    COM              594918104   9,071     325,000  SH       OTHER     01      325,000
MICROSOFT CORP                    COM              594918104  37,399   1,340,000  CALL     OTHER     01    1,340,000
NASDAQ OMX GROUP INC              COM              631103108   7,950     335,000  CALL     OTHER     01      335,000
NOVAGOLD RES INC COM              COM NEW          66987E206  19,281   1,351,150  SH       OTHER     01    1,351,150
NOVAGOLD RES INC COM              COM NEW          66987E206   5,294     371,000  CALL     OTHER     01      371,000
NOVAGOLD RES INC COM              COM NEW          66987E206   4,302     301,500  PUT      OTHER     01      301,500
NVIDIA CORP                       COM              67066G104  14,014     910,000  CALL     OTHER     01      910,000
ODYSSEY MARINE EXPLORATION I      COM              676118102   3,545   1,275,000  SH       OTHER     01    1,275,000
PELLENT TECHNOLOGIES INC          COM              20452A108  12,553     455,000  SH       OTHER     01      455,000
PENNEY J C INC                    COM              708160106   8,853     274,000  PUT      OTHER     01      274,000
PEPSICO INC                       COM              713448108  50,957     780,000  CALL     OTHER     01      780,000
PFIZER INC                        COM              717081103  31,001   1,770,500  SH       OTHER     01    1,770,500
PROSHARES TR PSHS SHRT            S&P500           74347R503   6,357     145,000  SH       OTHER     01      145,000
SCOTTS MIRACLE GRO CO             CL A             810186106   6,600     130,000  CALL     OTHER     01      130,000
SILVER TRUST                      ISHARES          46428Q109   8,088     268,000  CALL     OTHER     01      268,000
SIMON PPTY GROUP INC NEW          COM              828806109   7,760      78,000  SH       OTHER     01       78,000
SOLUTIA INC                       COM NEW          834376501  18,464     800,000  SH       OTHER     01      800,000
SPANSION INC COM                  CLA NEW          84649R200  20,497     990,200  SH       OTHER     01      990,200
SPDR GOLD TRUST                   COM              78463V107  18,588     134,000  CALL     OTHER     01      134,000
SPDR S&P 500 ETF TR               TR UNIT          78462F103 214,404   1,705,000  CALL     OTHER     01    1,705,000
SPDR S&P 500 ETF TR               TR UNIT          78462F103 353,358   2,810,000  PUT      OTHER     01    2,810,000
SPDR SERIES TRUST S&P RETAIL      ETF              78464A714   6,480     134,000  PUT      OTHER     01      134,000
TALECRIS BIOTHERAPEUTICS HLD      COM              874227101   6,058     260,000  SH       OTHER     01      260,000
TENET HEALTHCARE CORP             COM              88033G100   6,228     931,000  SH       OTHER     01      931,000
WAL MART STORES INC               COM              931142103  72,266   1,340,000  CALL     OTHER     01    1,340,000
WILLIAMS COS INC DEL              COM              969457100  24,905   1,007,500  SH       OTHER     01    1,007,500

                                               69          1,830,567

                             FORM 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:           1
Form  13F  Information  Table  Entry  Total:     69
Form 13F Information Table Value Total:          1,830,567
                                                (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number          Name

01           28-04327                      S & E Partners, L.P.